CANTOR FITZGERALD LARGE CAP FOCUSED FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

COMMON STOCKS - 97.8%	Shares	Value
Communications - 17.8%
Alphabet, Inc. - Class A(a)	78,340	$ 14,829,762
AppLovin Corporation - Class A(a)	57,580	18,646,131
Booking Holdings, Inc.	3,050	15,153,681
Meta Platforms, Inc.	25,040	14,661,170
Netflix, Inc.(a)	13,380	11,925,862
Pinterest, Inc. - Class A(a)	248,830	7,216,070
		82,432,676
Consumer Discretionary - 6.2%
eBay, Inc.	146,970	9,104,792
Hasbro, Inc.	169,700	9,487,927
TJX Companies, Inc. (The)	81,620	9,860,512
		28,453,231
Consumer Staples - 5.5%
Costco Wholesale Corporation	18,570	17,015,134
Performance Food Group Company(a)	98,410	8,320,566
		25,335,700
Energy - 2.3%
Exxon Mobil Corporation	60,120	6,467,108
Marathon Petroleum Corporation	29,500	4,115,250
		10,582,358
Financials - 13.0%
American Express Company	48,800	14,483,352
Ameriprise Financial, Inc.	26,750	14,242,502
Arch Capital Group Ltd.(a)	127,810	11,803,254
Cboe Global Markets, Inc.	46,840	9,152,536
JPMorgan Chase & Company	44,100	10,571,211
		60,252,855
Health Care – 10.9%
HCA Healthcare, Inc.	23,030	6,912,455
Johnson & Johnson	46,250	6,688,675
McKesson Corporation	18,790	10,708,609
Medpace Holdings, Inc.(a)	30,652	10,183,514
Vertex Pharmaceuticals, Inc.(a)	17,650	7,107,655
Waters Corporation(a)	24,300	9,014,814
		50,615,722

CANTOR FITZGERALD LARGE CAP FOCUSED FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued) December 31, 2024

Common Stocks- 97.8% (Continued)	Shares	Value
Industrials - 7.7%
Acuity Brands, Inc.	28,450	$ 8,311,098
Hubbell, Inc.	26,830	11,238,819
Parker-Hannifin Corporation	25,180	16,015,235
		35,565,152
Materials - 1.6%
International Flavors & Fragrances, Inc.	85,790	7,253,545

Technology - 32.8%
Adobe, Inc.(a)	19,080	8,484,494
Apple, Inc.	83,578	20,929,603
Arista Networks Inc(a)	95,720	10,579,932
Broadcom, Inc.	58,900	13,655,376
Cadence Design Systems, Inc.(a)	38,490	11,564,705
ExlService Holdings, Inc.(a)	162,080	7,193,110
KLA Corporation	20,370	12,835,544
Manhattan Associates, Inc.(a)	37,470	10,125,893
Marvell Technology, Inc.	104,000	11,486,800
Microsoft Corporation	48,720	20,535,480
Okta, Inc.(a)	84,000	6,619,200
Veeva Systems, Inc. - Class A(a)	33,330	7,007,633
Workday, Inc. - Class A(a)	40,440	10,434,733
		151,452,503

Total Common Stocks (Cost $281,828,614)		$ 451,943,742

MONEY MARKET FUNDS - 2.3%	Shares	Value
Fidelity Investments Money Market Funds - Institutional, 4.35%(b) (Cost $10,583,492)	10,583,492	$ 10,583,492

Total Investments at Value - 100.1% (Cost $292,412,106)		$ 462,527,234

Liabilities in Excess of Other Assets - (0.1)%		(339,445)

Net Assets - 100.0%		$ 462,187,789

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of December 31, 2024.